Intangible Assets and Goodwill	12 Months Ended
Mar. 31, 2020
Disclosure Of Intangible Assets And Goodwill [Abstract]
Intangible Assets and Goodwill
20)	INTANGIBLE ASSETS AND GOODWILL

Particulars	Goodwill	Customer Relationship	Non- Compete	Brand / Trade Mark	Technology Related Development Cost	Software	Capital Work- in-Progress	Total
Cost
Balance as at April 1, 2018	1,004,354	3,632	470	151,067	51,244	7,092	3,647	1,221,506
Acquisitions through business combination	6,304	3,073	189	706	2,098	—	—	12,370
Additions/Adjustment*	—	—	—	—	5,565	141	559	6,265
Effect of movements in foreign exchange rates	(64,335)	(188)	(7)	(9,100)	(2,789)	(435)	(189)	(77,043)
Balance as at March 31, 2019	946,323	6,517	652	142,673	56,118	6,798	4,017	1,163,098
Balance as at April 1, 2019	946,323	6,517	652	142,673	56,118	6,798	4,017	1,163,098
Acquisitions through business combination	10,433	4,858	287	558	1,089	—	—	17,225
Additions/Adjustment*	—	—	—	—	8,469	363	505	9,337
Disposals	—	—	—	—	(1,635)	(202)	—	(1,837)
Effect of movements in foreign exchange rates	(67,723)	(704)	(40)	(9,506)	(3,881)	(475)	(265)	(82,594)
Balance as at March 31, 2020	889,033	10,671	899	133,725	60,160	6,484	4,257	1,105,229
Accumulated amortization
Balance as at April 1, 2018	9,625	1,277	463	26,857	27,491	5,643	2,633	73,989
Amortization for the year	—	876	21	13,221	8,174	630	—	22,922
Effect of movements in foreign exchange rates	—	(18)	(5)	(983)	(1,213)	(342)	(128)	(2,689)
Balance as at March 31, 2019	9,625	2,135	479	39,095	34,452	5,931	2,505	94,222
Balance as at April 1, 2019	9,625	2,135	479	39,095	34,452	5,931	2,505	94,222
Amortization for the year	—	1,533	63	13,129	9,207	403	—	24,335
Impairment for the year	272,160	—	—	—	—	—	—	272,160
Disposals	—	—	—	—	(1,515)	(205)	—	(1,720)
Effect of movements in foreign exchange rates	—	(154)	(12)	(2,739)	(2,298)	(423)	(132)	(5,758)
Balance as at March 31, 2020	281,785	3,514	530	49,485	39,846	5,706	2,373	383,239
Carrying amounts
As at April 1, 2018	994,729	2,355	7	124,210	23,753	1,449	1,014	1,147,517
As at March 31, 2019	936,698	4,382	173	103,578	21,666	867	1,512	1,068,876
As at April 1, 2019	936,698	4,382	173	103,578	21,666	867	1,512	1,068,876
As at March 31, 2020	607,248	7,157	369	84,240	20,314	778	1,884	721,990

*

Represents addition of USD 8,488 (March 31, 2019: USD 6,052) to capital work-in-progress, adjusted for amounts capitalized out of capital-work-in progress amounting to USD 7,983 (March 31, 2019: USD 5,493)

Impairment testing for CGUs containing goodwill

For the purpose of impairment testing, goodwill is allocated to a CGU representing the lowest level within the Group at which goodwill is monitored for internal management purposes, and which is not higher than the Group’s operating segment. Goodwill has been allocated as follows:

	As at March 31
Particulars	2019	2020
ibibo Group - Go ibibo	782,375	447,712
ibibo Group - redBus	144,390	141,737
Other units without significant goodwill	9,933	17,799
Total	936,698	607,248

  a) ibibo  Group - Go ibibo:

During the end of the fourth quarter of 2019-20, the Group experienced a significant decline in its stock price and operating results due to an increased negative impact of the COVID-19 pandemic resulting in the continued weakness in the macroeconomic environment and foreign exchange rates. The recoverable amount of this CGU was based on its value in use, determined by discounting the future cash flows to be generated from the continuing use of the CGU. The carrying amount of the CGU was determined to be higher than its recoverable amount and an impairment loss of USD 270,855 recognised during the year ended March 31, 2020 (March 31, 2019: Nil and March 31, 2018: Nil). The impairment loss was fully allocated to goodwill.

The key assumptions used in the estimation of value in use were as follows.

	As at March 31
Particulars	2019	2020
Discount rate (pre-tax)	19.6%	17.4%
Discount rate (post-tax)	15.8%	15.5%
Terminal value growth rate	3.5%	4.5%
Revenue growth rate	17.5 - 21.8%	(59.9)% - 147.1%
EBITDA margin (5 years)	(5.7)% - 43.0%	(25.8)% - 30.4%

The above pre-tax discount rate is based on the Weighted Average Cost of Capital (WACC) of a comparable market participant, which is adjusted for specific risks. These estimates are likely to differ from future actual results of operations and cash flows.

The cash flow projections included specific estimates for five years and a terminal growth rate thereafter. The terminal growth rate, revenue growth rate and EBITDA margins were determined based on management's estimate. Budgeted EBITDA was based on expectations of future outcomes taking into account past experience, adjusted for anticipated revenue growth. Revenue growth was projected taking into account the average growth levels experienced in past and the estimated revenue growth for future. The estimation of value in use reflects numerous assumptions that are subject to various risks and uncertainties, including key assumptions regarding expected growth rates and operating margin, expected length and severity of the impact from the COVID-19 pandemic and the shape and timing of the subsequent recovery, as well as other key assumptions with respect to matters outside of the Group's control. It requires significant judgments and estimates, and actual results could be materially different than the judgments and estimates used to estimate value in use. Future events and changing market conditions may lead the Group to re-evaluate the assumptions reflected in the current forecast disclosed above, which may result in a need to recognize an additional goodwill impairment charge, which could have a material adverse effect on the Group's results of operations.

Following the impairment loss recognised in this CGU, the recoverable amount was equal to the carrying amount. Therefore, any adverse movement in a key assumption would lead to further impairment.

b) ibibo  Group – redBus

The recoverable amount of this CGU was based on its value in use and was determined by discounting the future cash flows to be generated from the continuing use of the CGU. These calculations use cash flow projections over a period of five years, based on next year financial budgets approved by management, with extrapolation for the remaining period, and an average of the range of assumptions as mentioned below. The key assumptions used in the estimation of value in use were as follows:

	As at March 31
Particulars	2019	2020
Discount rate (pre-tax)	18.5%	20.1%
Discount rate (post-tax)	15.5%	16.0%
Terminal value growth rate	4.0%	4.0%
Revenue growth rate	19.8% - 45.6%	(24.2)% - 48.6%
EBITDA margin (5 years)	(0.4)% - 16.0%	1.33% - 23.1%

The above pre-tax discount rate is based on the Weighted Average Cost of Capital (WACC) of a comparable market participant, which is adjusted for specific risks. These estimates are likely to differ from future actual results of operations and cash flows.

The cash flow projections included specific estimates for five years and a terminal growth rate thereafter. The terminal growth rate, revenue growth rate and EBITDA margins were determined based on management's estimate. Budgeted EBITDA was based on expectations of future outcomes taking into account past experience, adjusted for anticipated revenue growth. Revenue growth was projected taking into account the average growth levels experienced in past and the estimated revenue growth for future. The estimation of value in use reflects numerous assumptions that are subject to various risks and uncertainties, including key assumptions regarding expected growth rates and operating margin, expected length and severity of the impact from the COVID-19 pandemic and the shape and timing of the subsequent recovery, as well as other key assumptions with respect to matters outside of the Group's control. It requires significant judgments and estimates, and actual results could be materially different than the judgments and estimates used to estimate value in use.

Based on the above, no impairment was identified as of March 31, 2020 and March 31, 2019 as the recoverable value of the CGU exceeded the carrying value. The recoverable amount of the CGU exceeds the carrying amount by approximately 24.1% as of March 31, 2020 (March 31, 2019: 18.0%). An increase of 9.30% (March 31, 2019: 2.22%) in pre-tax discount rate and a decrease of EBITDA as a percentage of revenue by 4.15% (March 31, 2019: 2.15%) shall equate the recoverable amount with the carrying amount of the CGU.